Accrued Expenses - Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 559	$ 499
Accrued loan interest	8,925	9,046
Accrued legal and professional fees	777	2,440
Total accrued expenses	$ 10,261	$ 11,985